Related Party Disclosures (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Disclosures
Number of shares held	156,981	147,132
Ownership Interest (as a percent)	39.90%	51.80%
Key management
Related Party Disclosures
Number of shares held	28,302	25,743
Ownership Interest (as a percent)	7.20%	9.10%
Other related parties
Related Party Disclosures
Number of shares held	128,679	121,389
Ownership Interest (as a percent)	32.70%	42.70%